CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share premium [member] CNY (¥)	Reverse recapitalization reserve [Member] CNY (¥)	Merger reserve [member] CNY (¥)	Share-based payment reserves [Member] CNY (¥)	Statutory reserve [member] CNY (¥)	Capital reserve [member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Currency translation reserve [member] CNY (¥)
Balance at Dec. 31, 2015	¥ 1,086,840		¥ 137	¥ 659,507	¥ (507,235)	¥ 58,989	¥ 123,513	¥ 134,688	¥ 61,266	¥ 554,917	¥ 1,058
Net loss for the year	(321,802)		0	0	0	0	0	0	0	(321,802)	0
Exchange difference on transaction of financial statements of foreign operations	(2,288)		0	0	0	0	0	0	0	0	(2,288)
Total comprehensive loss for the year	(324,090)		0	0	0	0	0	0	0	(321,802)	(2,288)
Issuance of new shares	9,699		14	9,685	0	0	0	0	0	0	0
Transfer to statutory reserves	0		0	0	0	0	0	655	0	(655)	0
Balance at Dec. 31, 2016	772,449		151	669,192	(507,235)	58,989	123,513	135,343	61,266	232,460	(1,230)
Net loss for the year	(88,026)		0	0	0	0	0	0	0	(88,026)	0
Exchange difference on transaction of financial statements of foreign operations	275		0	0	0	0	0	0	0	0	275
Total comprehensive loss for the year	(87,751)		0	0	0	0	0	0	0	(88,026)	275
Issuance of new shares	9,744		53	9,691	0	0	0	0	0	0	0
Equity compensation	294		2	0	0	0	292	0	0	0	0
Transfer to statutory reserves	0		0	0	0	0	0	0	0	0	0
Initial application of IFRS 9 (Note 3) | Increase (decrease) due to changes in accounting policy [member]	(15,118)		0	0	0	0	0	0	0	(15,118)	0
Balance (Previously stated [member]) at Dec. 31, 2017	679,618		206	678,883	(507,235)	58,989	123,805	135,343	61,266	129,316	(955)
Balance at Dec. 31, 2017	694,736	$ 45,000	206	678,883	(507,235)	58,989	123,805	135,343	61,266	144,434	(955)
Net loss for the year	(418,674)		0	0	0	0	0	0	0	(418,674)	0
Exchange difference on transaction of financial statements of foreign operations	(807)		0	0	0	0	0	0	0	0	(807)
Total comprehensive loss for the year	(419,481)		0	0	0	0	0	0	0	(418,674)	(807)
Issuance of new shares	15,262		97	15,165	0	0	0	0	0	0	0
Equity compensation	619		3	0	0	0	616	0	0	0	0
Transfer to statutory reserves	0		0	0	0	0	0	0	0	0	0
Balance at Dec. 31, 2018	¥ 276,018	$ 31,000	¥ 306	¥ 694,048	¥ (507,235)	¥ 58,989	¥ 124,421	¥ 135,343	¥ 61,266	¥ (289,358)	¥ (1,762)